Securities Act File No. 333-__________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

THE ALGER PORTFOLIOS

(Exact Name of Registrant as Specified in its Charter)

Registrant’s Telephone Number, including Area Code: (212) 806-8800

100 Pearl Street, 27th Floor

New York, New York 10004

(Address of Principal Executive Offices)

Tina Payne, Esq.

Fred Alger Management, LLC

100 Pearl Street, 27th Floor

New York, New York 10004

(Name and Address of Agent for Service)

COPY TO:

Nicole M. Runyan, Esq.

Kirkland & Ellis LLP

601 Lexington Avenue

New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective on July 21, 2023 pursuant to Rule 488 under the Securities Act of 1933.

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, have been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor

New York, New York 10004

1-800-992-3863

www.alger.com

Dear Shareholder:

The Board of Trustees (the “Board”) of The Alger Portfolios (the “Trust”) has approved the merger (the “Reorganization”) of Alger Weatherbie Specialized Growth Portfolio (the “Target Portfolio”) into Alger Small Cap Growth Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each a “Portfolio”) and the related Plan of Reorganization (the “Plan”). The Target Portfolio and the Acquiring Portfolio are each a series of the Trust. Fred Alger Management, LLC is the investment adviser to the Target Portfolio and the Acquiring Portfolio. Weatherbie Capital, LLC is the sub-adviser to the Target Portfolio.

As more fully explained in the attached Prospectus/Information Statement, the Plan provides for the transfer of all of the Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance of its Class I-2 shares of beneficial interest to the Target Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”

The Reorganization will consolidate the smaller Target Portfolio into the larger Acquiring Portfolio, improving overall scale, and is expected to result in lower total net and gross annual fund operating expenses for shareholders of the Target Portfolio.

After careful review, the Board has approved the Reorganization. In approving the Reorganization, the Board determined that the Reorganization is in the best interests of the Target Portfolio and the Acquiring Portfolio and that the interests of the existing shareholders of the Target Portfolio and the Acquiring Portfolio will not be diluted as a result of the Reorganization.

The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. Immediately following the Reorganization, you will hold, through your variable annuity contract or variable life insurance policy, or qualified pension or retirement plan, shares of the Acquiring Portfolio, rather than shares of the Target Portfolio. It is expected that the Reorganization will be completed on or about September 29, 2023 (the “Closing Date”).

The following pages include important information on the Reorganization in a question and answer format. The pages that follow include the full Prospectus/Information Statement with detailed information regarding the Reorganization.

The Reorganization of the Target Portfolio does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review carefully the enclosed Prospectus/Information Statement, which contains information about the Acquiring Portfolio and the Reorganization, including the detailed description of the factors considered by the Board.

If you have any questions, please call toll-free at 1-800-992-3863. Thank you.

Sincerely,

Hal Liebes
President
The Alger Portfolios

[•], 2023

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATION

The enclosed materials include a Prospectus/Information Statement containing information you need to know about the Reorganization. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the Reorganization.

Shares of the Alger Weatherbie Specialized Growth Portfolio (the “Target Portfolio”) and Alger Small Cap Growth Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each a “Portfolio”), each a series of The Alger Portfolios (the “Trust”) serve as underlying mutual funds for variable annuity contracts and variable life insurance policies (the “Contracts”) issued by life insurance companies (“Participating Insurance Companies”). The Target Portfolio and the Acquiring Portfolio also offer participation to qualified pension and retirement plans (“Plans”) that elect to make the Portfolios an investment option for Plan participants. Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the Target Portfolio through the Contracts and should consider themselves shareholders of the Target Portfolio for purposes of this Prospectus/Information Statement. Plan participants invest in shares of the Target Portfolio through their Plan and should consider themselves shareholders of the Target Portfolio for purposes of this “IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATION” and the Prospectus/Information Statement.

For the limited purpose of this “IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATION” and the Prospectus/Information Statement, the terms “shareholder(s),” “you” and “your” refer to Contract owners, as beneficial owners of Portfolio shares, to the Participating Insurance Companies as direct owners of Portfolio shares, to Plan participants, as beneficial owners of Portfolio shares, as well as to any other direct shareholders of the Portfolios, unless the context otherwise requires.

Q1. WHY AM I RECEIVING THIS PROSPECTUS/INFORMATION STATEMENT?

You have received this Prospectus/Information Statement because you are the beneficial owner of shares of the Target Portfolio.

Q2. WHAT IS THE PURPOSE OF THIS PROSPECTUS/INFORMATION STATEMENT?

The purpose of these materials is to provide you information on the reorganization (the “Reorganization”) of the Target Portfolio into the Acquiring Portfolio. Fred Alger Management, LLC (“FAM” or the “Manager”), which serves as the investment adviser to each of the Portfolios, and Weatherbie Capital, LLC (“WC” or the “Sub-Adviser”), which serves as the sub-adviser to the Target Portfolio, each recommended the Reorganization to the Board of Trustees of the Trust (the “Board”) and the Reorganization has been approved by the Board.

Q3. WHAT WILL HAPPEN TO MY TARGET PORTFOLIO INVESTMENT WHEN THE REORGANIZATION OCCURS?

You will become a shareholder of the Acquiring Portfolio, on or about September 29, 2023 (the “Closing Date”), and will no longer be a shareholder of the Target Portfolio. In exchange for Class I-2 shares of the Target Portfolio, you will receive Class I-2 shares of the Acquiring Portfolio with an aggregate net asset value equal to the aggregate net asset value of your investment in the Target Portfolio as of the Closing Date. The Target Portfolio will then cease operations and will be terminated as a series of the Trust. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”

Q4. WHY IS THE REORGANIZATION BEING PURSUED?

At a meeting of the Board held on May 23, 2023, FAM and WC recommended to the Board that it approve the Reorganization because of the identical investment objectives and similar strategies and risks of the Portfolios, and that the Reorganization may benefit shareholders of the Target Portfolio by enabling them to become investors in a portfolio with lower annual fund operating expenses (on a pro forma combined basis). The Board determined that the Reorganization is in the best interests of each Portfolio and its shareholders and that the interests of existing shareholders of the Portfolios will not be diluted as a result of the Reorganization. The Board considered the potential benefits, risks, and costs of the Reorganization to shareholders of the Target Portfolio. In approving the Reorganization, the Board considering various factors, including that the Reorganization will consolidate the smaller Target Portfolio into the larger Acquiring Portfolio, thereby improving overall scale, and that the Reorganization is expected to result in lower total net and gross expenses for the Target Portfolio shareholders (on a pro forma combined basis). The Target Portfolio is significantly smaller than the Acquiring Portfolio, with the Target Portfolio having approximately $1.19 million in net assets, as of March 31, 2023, and the Acquiring Portfolio having approximately $155.5 million in net assets, as of March 31, 2023. Management believes that by combining the Target Portfolio with the Acquiring Portfolio, Target Portfolio shareholders should benefit from more efficient portfolio management and certain operational efficiencies of a larger portfolio. The reorganization should enable FAM to more efficiently manage the Target Portfolio through various measures, including trade orders and executions, and permit the Portfolios’ service providers—including FAM—to operate and service a single portfolio (and its shareholders), instead of having to operate and service both Portfolios.

The Acquiring Portfolio’s Class I-2 shares had a lower total annual expense ratio than Class I-2 shares of the Target Portfolio (after expense reimbursement arrangements for the Target Portfolio), based on the expenses of each Portfolio as of its most recent fiscal year end. See “How Will the Reorganization Impact Fees and Expenses?” below and “Summary—Comparison of Advisory Fees and Total Annual Fund Operating Expenses” in the Prospectus/Information Statement.

The potential benefits of the Reorganization are described in greater detail in the enclosed Prospectus/Information Statement.

Q5. HOW WILL THE REORGANIZATION IMPACT FEES AND EXPENSES?

The Combined Portfolio will have an advisory fee rate identical to the current advisory fee rate of both the Target Portfolio and the Acquiring Portfolio (0.81% for assets up to $1 billion and 0.75% for assets in excess of $1 billion, based on a percentage of average daily net assets). For the fiscal year ended December 31, 2022, each Portfolio’s actual advisory fee rate was 0.81%.

As to the Target Portfolio, FAM has contractually agreed to limit the other expenses and any other share class-specific expenses of the Target Portfolio so that such expenses do not exceed 0.24% of average daily net assets of Target Portfolio’s Class I-2 shares. This commitment runs through April 30, 2025, can only be amended or terminated by agreement of the Board and FAM, and will terminate automatically in the event of termination of the investment advisory agreement. This expense reimbursement arrangement does not include custody fees, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses. The Acquiring Portfolio does not have a contractual expense limitation agreement. Despite this expense reimbursement agreement for the Target Portfolio, the Acquiring Portfolio’s Class I-2 shares had a lower total annual expense ratio than Class I-2 shares of the

Target Portfolio, based on the expenses of each Portfolio as of its most recent fiscal year end. Therefore, it is expected that the total gross and net operating expenses of the Combined Portfolio will be lower than the total net and gross operating expenses of the Target Portfolio, which is expected to result in lower net and gross annual fund operating expenses for shareholders as a result of the Reorganization. As a result, it is expected that the Target Portfolio’s shareholders will benefit from decreased expenses.

FAM pays a sub-advisory fee to WC out of its own resources at no additional charge to the Target Portfolio and, upon completion of the Reorganization, the Combined Portfolio will not be sub-advised by WC; therefore, the Reorganization will have no impact on any sub-advisory fees currently paid to WC.

Please read the attached Prospectus/Information Statement for a complete description of the fees and expenses. Please refer to your Contract prospectus for information on these fees associated with your Contract.

Q6. WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING PORTFOLIO THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE TARGET PORTFOLIO?

Yes. The Acquiring Portfolio will offer you the same shareholder privileges that you currently have as a shareholder of the Target Portfolio. The privileges you currently have on your Target Portfolio account will transfer automatically to your account with the Acquiring Portfolio.

Q7. WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

The Reorganization is generally not expected to be a taxable event for U.S. federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the Reorganization. A shareholder’s tax basis in Target Portfolio shares will carry over to the shareholder’s Acquiring Portfolio shares, and the holding period for such Acquiring Portfolio shares will include the holding period for the shareholder’s Target Portfolio shares. As a condition to the closing of the Reorganization, the Target Portfolio and the Acquiring Portfolio will receive an opinion of counsel to the effect that, for U.S. federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Target Portfolio, the Target Portfolio’s shareholders, or the Acquiring Portfolio as a result of the Reorganization. The Target Portfolio will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards) prior to the Reorganization, which distribution will be taxable to shareholders.

FAM currently estimates that portfolio securities representing approximately 66.1% of the Target Portfolio’s net assets, based on the net asset value of the Target Portfolio as of May 8, 2023, may be sold by the Target Portfolio before consummation of the Reorganization, and that the Target Portfolio would recognize approximately $37,985 in capital losses (less than $1 per share) as a result of the sale of such portfolio securities. The sale of securities may result in the realization of capital gains to the Target Portfolio that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date, and those distributions would be taxable to shareholders who hold shares in taxable accounts, although the need for such distributions may change depending on market conditions and on transactions entered into by the Target Portfolio prior to the Closing Date. Management estimates that brokerage commissions and other transaction costs associated with such portfolio sales will be approximately $799, such cost to be borne by the Target Portfolio. Certain tax attributes of the Target Portfolio will carry over to the Acquiring Portfolio, including the ability of the Acquiring Portfolio, subject to limitations, to utilize the Target Portfolio’s capital loss carryforwards, if any. As of December 31, 2022, the Target Portfolio’s fiscal year end, the Target Portfolio had capital loss carryforwards of $837,731.

Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), or annuity contracts under Section 72 of the Code and certain other requirements are met, the Reorganization will not be a taxable event for Contract owners regardless of the tax status of the Reorganization. See “Information about the Reorganization—Federal Income Tax Consequences” in the Prospectus/Information Statement for more detail regarding the tax consequences of the Reorganization.

Q8. HAS THE BOARD OF TRUSTEES OF THE TRUST APPROVED THE REORGANIZATION?

Yes. The Board has approved the Reorganization.

See “Information About the Reorganization—Reasons for the Reorganization” in the attached Prospectus/Information Statement for a complete list of factors considered by the Board in approving the Reorganization.

Q9. WHO IS PAYING FOR THE COSTS ASSOCIATED WITH THE REORGANIZATION?

All costs incurred in entering into and carrying out the terms and conditions of the Reorganization, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of this Prospectus/Information Statement and related materials, will be paid by FAM or its affiliates, not the Target Portfolio or the Acquiring Portfolio. These costs are expected to be approximately $50,000.

The Target Portfolio will bear the transaction costs related to the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. FAM currently estimates such transaction costs to be approximately $799 of the Target Portfolio’s net assets.

Q10. WHY IS NO SHAREHOLDER ACTION NECESSARY?

Because the Reorganization of the Target Portfolio into the Acquiring Portfolio satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended, in accordance with the Trust’s Amended and Restated Agreement and Declaration of Trust, and applicable Massachusetts state and U.S. federal law (including Rule 17a-8), the Reorganization may be effected without the approval of shareholders of either Portfolio.

Q11. CAN THE PROSPECTUS/INFORMATION STATEMENT BE VIEWED ONLINE?

Yes. The Prospectus/Information Statement can be viewed at www.alger.com.

Q12. WHAT IF I HAVE QUESTIONS ON THE REORGANIZATION?

If you require assistance or have any questions regarding the Prospectus/Information Statement or the Reorganization, please call toll-free at 1-800-992-3863 between the hours of 8:30 a.m. and 7:00 p.m. Eastern Time, Monday through Friday.

Q13. WILL SHAREHOLDERS BE ALLOWED TO TRANSFER OUT OF THE TARGET PORTFOLIO WITHOUT PENALTY?

Yes. Shareholders will be allowed to transfer out of the Target Portfolio prior to the Closing Date.

The information in this Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Information Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JUNE 2, 2023

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor

New York, New York 10004

1-800-992-3863

www.alger.com

Reorganization of

ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

(A Series of The Alger Portfolios)

Into

ALGER SMALL CAP GROWTH PORTFOLIO

(A Series of The Alger Portfolios)

PROSPECTUS/INFORMATION STATEMENT

[•], 2023

This Prospectus/Information Statement is being furnished by the Board of Trustees (the “Board”) of The Alger Portfolios (the “Trust”) in connection with the merger of Alger Weatherbie Specialized Growth Portfolio (the “Target Portfolio”), a series of the Trust, into Alger Small Cap Growth Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each a “Portfolio”), also a series of the Trust and the related Plan of Reorganization (the “Plan”).

As described in this Prospectus/Information Statement, the Plan provides that on September 29, 2023, or such other date as the Board may determine (the “Closing Date”), the Target Portfolio will transfer all of its assets to the Acquiring Portfolio in exchange for Class I-2 shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Target Portfolio’s stated liabilities (the “Reorganization”). Upon consummation of the Reorganization, the Acquiring Portfolio shares received by the Target Portfolio will be distributed to Target Portfolio shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Portfolio’s shares (or fractions thereof) for Target Portfolio shares held prior to the Reorganization. Each shareholder will receive for his or her Target Portfolio shares a number of Class I-2 shares (or fractions thereof) of the Acquiring Portfolio with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class I-2 shares as of the date of the Reorganization.

The Target Portfolio and the Acquiring Portfolio serve as underlying mutual funds for variable annuity contracts and variable life insurance policies (the “Contracts”) issued by life insurance companies (“Participating Insurance Companies”). The Target Portfolio and the Acquiring Portfolio also offer participation to qualified pension and retirement plans (“Plans”) that elect to make the Portfolios an investment option for Plan participants. Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the Target Portfolio through the Contracts and should consider themselves shareholders of the Target Portfolio for purposes of this Prospectus/Information Statement. Plan participants invest in shares of the Target Portfolio through their Plan and should consider themselves shareholders of the Target Portfolio for purposes of this Prospectus/Information Statement.

No vote of the shareholders of the Target Portfolio will be taken with respect to the matters described in this Prospectus/Information Statement. THE TARGET PORTFOLIO IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE TARGET PORTFOLIO.

This Prospectus/Information Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Portfolio that Target Portfolio shareholders should know. This Prospectus/Information Statement is being mailed on or about August  11, 2023 to the Target Portfolio’s shareholders.

A Statement of Additional Information (“SAI”) dated May  1, 2023, relating to this Prospectus/Information Statement, has been filed with the Securities and Exchange Commission (the “Commission”) and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Information Statement by reference, and other information regarding the Acquiring Portfolio and the Target Portfolio. A copy of the SAI is available without charge by writing to the Acquiring Portfolio at Alger Family of Funds c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53212-2175 or by calling 1-800-992-3863.

Shares of the Acquiring Portfolio and the Target Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Portfolio, as in the Target Portfolio, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Portfolio’s shares or passed upon the accuracy or adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The Trust is a Massachusetts business trust. A comparison of the Acquiring Portfolio and the Target Portfolio is set forth in this Prospectus/Information Statement.

The Acquiring Portfolio’s and the Target Portfolio’s Prospectus dated May 1, 2023 accompanies this Prospectus/Information Statement and is incorporated herein by reference. For a free copy of the Acquiring Portfolio’s Annual Report and the Target Portfolio’s Annual Report for their fiscal years ended December 31, 2022, please call 1-800-992-3863, visit www.alger.com or write to the Acquiring Portfolio and the Target Portfolio at Alger Family of Funds c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53212-2175.

As of May 1, 2023, 987,232.763 Class I-2 shares of the Target Portfolio were issued and outstanding.

SUMMARY

Additional information is contained elsewhere in this Prospectus/Information Statement, the Acquiring Portfolio’s and the Target Portfolio’s Prospectus and the Plan of Reorganization (the “Plan”) attached to this Prospectus/Information Statement as Exhibit A.

Transaction

The Board, a majority of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Target Portfolio or the Acquiring Portfolio (“Independent Trustees”), has approved the Plan for the Target Portfolio and the Acquiring Portfolio. The Plan provides that, on September 29, 2023, or such other date as the Board may determine (the “Closing Date”), the Target Portfolio will assign, transfer and convey to the Acquiring Portfolio all of the assets of the Target Portfolio, including all securities and cash, in exchange for Class I-2 shares of the Acquiring Portfolio having an aggregate net asset value equal to the value of the Target Portfolio’s net assets, and the Acquiring Portfolio will assume the Target Portfolio’s stated liabilities. The Target Portfolio will distribute all Acquiring Portfolio shares received by it among its shareholders so that each shareholder of the Target Portfolio will receive a pro rata distribution of the Acquiring Portfolio’s shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Portfolio shares as of the date of the Reorganization. Thereafter, the Target Portfolio will cease operations and will be terminated as a series of the Trust. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”

As a result of the Reorganization, each Target Portfolio shareholder will cease to be a shareholder of the Target Portfolio and will become a shareholder of the Acquiring Portfolio as of the close of business on the Closing Date.

The Board concluded that the Reorganization is in the best interests of the Target Portfolio and the Acquiring Portfolio, and that the interests of each Portfolio’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Information About the Reorganization—Reasons for the Reorganization.”

Federal Income Tax Consequences

The Reorganization is generally not expected to be a taxable event for U.S. federal income tax purposes. As a condition to the closing of the Reorganization, the Target Portfolio and the Acquiring Portfolio will receive an opinion of counsel substantively to the effect that, for U.S. federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Target Portfolio, the Target Portfolio’s shareholders, or the Acquiring Portfolio as a direct result of the Reorganization. The Target Portfolio will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards) prior to the Reorganization, which distribution will be taxable to shareholders who hold shares in taxable accounts.

Certain tax attributes of the Target Portfolio will carry over to the Acquiring Portfolio, including the ability of the Acquiring Portfolio, subject to limitations, to utilize the Target Portfolio’s capital loss carryforwards, if any. As of December 31, 2022, the Target Portfolio’s fiscal year end, the Target Portfolio had capital loss carryforwards of $837,731.

Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), or annuity contracts under Section 72 of the Code and certain other requirements are met, the Reorganization will not be a taxable event for Contract owners regardless of the tax status of the Reorganization.

For more information, see “Information about the Reorganization—Federal Income Tax Consequences,” “—Capital Loss Carryforwards” and “—Sale of Target Portfolio Securities.”

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The Target Portfolio and the Acquiring Portfolio have the same investment objective. The investment objective of the Target Portfolio and the Acquiring Portfolio is to seek long-term capital appreciation. The investment objective of the Target Portfolio and the Acquiring Portfolio is non-fundamental, meaning that it can be changed by the Board without shareholder approval. Each Portfolio will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective.

The Portfolios have different principal investment strategies, but there are also similarities. Both Portfolios invest at least 80% of their net assets, plus any borrowings for investment purposes, in equity securities of companies with certain market capitalizations.

Under normal circumstances, the Target Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Acquiring Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index with the highest capitalization, and (2) the company in either index with the lowest capitalization, at any time during the most recent 12-month period as reported by either index. Both indexes are broad-based indexes of small capitalization stocks. Equity securities include common or preferred stocks that are listed on U.S. exchanges.

Fred Alger Management, LLC (“FAM” or the “Manager”) serves as the investment adviser to each of the Portfolios. Weatherbie Capital, LLC (“WC” or the “Sub-Adviser”), an affiliate of FAM (FAM and WC collectively referred to as the “Manager,” where applicable) serves as the sub-adviser to the Target Portfolio. Upon consummation of the Reorganization, the Combined Portfolio will be managed by FAM according to the investment objective and principal investment strategies of the Acquiring Portfolio.

The Acquiring Portfolio and the Target Portfolio have the same fundamental investment restrictions.

Detailed descriptions of principal investment strategies of the Target Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Information Statement under the caption “Comparison of Target Portfolio and Acquiring Portfolio—Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios;” and (ii)  the Portfolios’ Prospectus, which is incorporated herein by reference.

Principal Risks of the Portfolios

The Target Portfolio and the Acquiring Portfolio have similar principal risks, but there are also differences. Both Portfolios are subject to investment risk, market risk, equity securities risk, growth securities risk, small cap securities risk, sector risk, information technology sector risk, health care sector risk, consumer discretionary sector risk, foreign securities risk and cash positions risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to mid cap securities risk, small number of holdings risk, industrials sector risk, financials sector risk and emerging markets risk. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. Detailed descriptions of the principal risks associated with the Target Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Information Statement under the caption “Comparison of Target Portfolio, Acquiring Portfolio and Combined Portfolio—Principal Risks of the Portfolios;” and (ii)  the Portfolios’ Prospectus, which is incorporated herein by reference.

There is no guarantee that shares of the Combined Portfolio will not lose value. This means that the value of the Combined Portfolio’s investments, and therefore, the value of the Combined Portfolio’s shares, may fluctuate.

Comparison of Advisory Fees and Total Annual Fund Operating Expenses

Sales Charges

Neither Class I-2 shares of the Acquiring Portfolio nor Class I-2 shares of the Target Portfolio are subject to any sales charges or exchange or redemption fees.

Fees and Expenses

Each Portfolio has agreed to pay FAM an advisory fee at the annual rate of 0.81% for assets up to $1 billion and 0.75% for assets in excess of $1 billion, based on a percentage of average daily net assets. For the fiscal year ended December 31, 2022, each Portfolio’s actual advisory fee rate was 0.81%. The Combined Portfolio will have an advisory fee rate identical to the advisory fee rate of both the Target Portfolio and the Acquiring Portfolio.

As to the Target Portfolio, FAM has contractually agreed to limit the other expenses and any other share class-specific expenses of the Target Portfolio so that such expenses do not exceed 0.24% of average daily net assets of Target Portfolio’s Class I-2 shares. This commitment runs through April 30, 2025, can only be amended or terminated by agreement of the Board and FAM, and will terminate automatically in the event of termination of the investment advisory agreement. This expense reimbursement arrangement does not include custody fees, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses. FAM may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Target Portfolio will only make repayments to FAM if such repayment does not cause the Target Portfolio’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Target Portfolio’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. The Acquiring Portfolio does not have a contractual expense reimbursement agreement. Despite this expense reimbursement agreement for the Target Portfolio, the Acquiring Portfolio’s Class I-2 shares had a lower total annual expense ratio than Class I-2 shares of the Target Portfolio, based on the expenses of each Portfolio as of its most recent fiscal year end. Therefore, it is expected that the total gross and net operating expenses of the Combined Portfolio will be lower than the total net and gross operating expenses of the Target Portfolio, which is expected to result in lower net and gross annual fund operating expenses for shareholders as a result of the Reorganization. Additionally, FAM has agreed not to recoup any fees waived or expenses reimbursed pursuant to the contract with the Target Portfolio upon completion of the Reorganization.

The fees and expenses set forth in the tables below for the Target Portfolio and the Acquiring Portfolio are as of December 31, 2022. The “Pro Forma After Reorganization” operating expenses information set forth below is based on the fees and expenses of each Portfolio, as of December 31, 2022, as adjusted showing the effect of the consummation of the Reorganization. Annual fund operating expenses are paid out of Portfolio assets, so their effect is reflected in the share prices. The table does not reflect fees, expenses, or charges that may be imposed by Plans or under Contracts. If it did, the fees would be higher. Please refer to your Contract prospectus for information on these fees associated with your Contract.

	Target Portfolio Alger Weatherbie Specialized Growth Portfolio Class I-2 Shares	Acquiring Portfolio Alger Small Cap Growth Portfolio Class I-2 Shares	Combined Portfolio Pro Forma After Reorganization Alger Small Cap Growth Portfolio Class I-2 Shares
Shareholder Fees^ (fees paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.81%[1]	0.81%[2]	0.81%[2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	4.38%[3]	0.19%	0.18%
Total Annual Fund Operating Expenses	5.19%	1.00%	0.99%
Fee Waiver and/or Expense Reimbursement	(4.10)%[4]	—	—
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%	—	—

^	Charges and expenses of the Contract will not change as a result of the Reorganization.
[1]

The Target Portfolio and FAM have adopted fee breakpoints for the Target Portfolio. The advisory fee for assets up to $1 billion is 0.81%, and for assets in excess of $1 billion is 0.75%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was 0.81%.

[2]

The Acquiring Portfolio and FAM have adopted fee breakpoints for the Acquiring Portfolio. The advisory fee for assets up to $1 billion is 0.81%, and for assets in excess of $1 billion is 0.75%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was 0.81%.

[3]	Other Expenses includes 0.04% of interest expense on overdrafts, which are not waived under the contractual expense reimbursement agreement.
[4]

FAM has contractually agreed to waive and/or reimburse Target Portfolio expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through April 30, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I-2 shares of the Target Portfolio to 0.24% of the Class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between FAM and the Board, and will terminate automatically in the event of termination of the Investment Advisory Agreement. FAM may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Target Portfolio will only make repayments to FAM if such repayment does not cause the Target Portfolio’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Target Portfolio’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.

Example

The following example is intended to help you compare the cost of investing in the Target Portfolio and the Acquiring Portfolio. The example assumes that you invest $10,000 in the respective Portfolio for the time periods indicated, that your investment has a 5% return each year, and that the respective Portfolio’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by FAM with respect to the Target Portfolio. The “Pro Forma After Reorganization” example is based on the operating expenses of the Portfolios, as of December 31, 2022, as adjusted showing the effect of the consummation of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Target Portfolio Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	$111	$786	$1,903	$4,676
Acquiring Portfolio Alger Small Cap Growth Portfolio—Class I-2 Shares	$102	$318	$552	$1,225
Combined Portfolio Pro Forma After Reorganization Alger Small Cap Growth Portfolio—Class I-2 Shares	$101	$315	$547	$1,213

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Portfolio’s performance. During its most recent fiscal year, the Target Portfolio’s and the Acquiring Portfolio’s portfolio turnover rates were 75.31% and 12.97%, respectively, of the average value of the respective Portfolio’s portfolio.

Purchase Procedures, Redemption Procedures, Distributions and Other Information

Because each Portfolio is an investment vehicle for Contracts and Plans, an individual cannot invest in a Portfolio directly, but may do so only through one of these sources. A Portfolio’s shares are held in the names of the Contracts and Plans. The minimum initial investment for the Contracts and Plans is generally $500,000. Fred Alger & Company, LLC (“FAC”), an affiliate of FAM and the distributor of the Portfolios, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.

Purchase Procedures

The purchase procedures of the Target Portfolio and the Acquiring Portfolio are identical. The value of one share is its net asset value, or “NAV.” The NAV for each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange (“NYSE”) is open. Generally, the NYSE is closed on weekends and national holidays. Shares of each Portfolio can be purchased on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase request is received in good order by UMB Fund Services, Inc. (“UMB”), each Portfolio’s transfer agent, or other agent appointed by FAC. See the Portfolios’ Prospectus and SAI for a more detailed discussion of the Portfolios’ purchase procedures.

Redemption Procedures

The redemption procedures of the Target Portfolio and the Acquiring Portfolio are identical. Shares of each Portfolio can be redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the redemption request is received in good order by UMB or other agent appointed by FAC. See the Portfolios’ Prospectus and SAI for a more detailed discussion of the Portfolios’ redemption procedures.

Under normal circumstances, each Portfolio expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. As discussed in each Portfolio’s SAI, each Portfolio also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

Each Portfolio may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Portfolio believes that a cash redemption may have a substantial impact on the Portfolio and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Portfolios’ procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.

Distributions

The dividends and distributions policies of the Target Portfolio and the Acquiring Portfolio are identical. Each Portfolio declares and pays dividends and distributions annually, and expects that these annual payments to shareholders will consist of both capital gains and net investment income.

U.S. federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of Participating Insurance Companies. Generally, distributions by each Portfolio will not be taxable to holders of Contracts if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Code. The actual amount of dividends paid per share by the Target Portfolio and the Acquiring Portfolio is different. See the Portfolios’ Prospectus and SAI for a further discussion of dividends and distributions policies.

Shareholder Services

The shareholder services offered by the Target Portfolio and the Acquiring Portfolio are identical. The privileges you currently have on your Target Portfolio account will transfer automatically to your account with the Acquiring Portfolio. See the Portfolios’ Prospectus and SAI for a further discussion of the shareholder services offered by the Portfolios.

INFORMATION ABOUT THE REORGANIZATION

This section describes the Reorganization for the Target Portfolio and the Acquiring Portfolio. This section is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Reasons for the Reorganization

FAM and its affiliates reviewed the funds in the Alger Family of Funds to determine whether it would be appropriate and benefit shareholders to consolidate certain portfolios. As a result of the review, FAM and WC recommended to the Board that the Target Portfolio be reorganized into the Acquiring Portfolio because of the identical investment objectives and similar strategies and risks of the Portfolios, and that the Reorganization may benefit shareholders of the Target Portfolio by enabling them to become investors in a portfolio with lower annual fund operating expenses (on a pro forma combined basis). At a meeting of the Board held on May 23, 2023, the Board considered and approved the proposed Reorganization. The Independent Trustees held a separate meeting prior to the meeting of the full Board to consider this matter. The Independent Trustees were advised on this matter by independent counsel to the Independent Trustees. The Board received written materials containing relevant information about the Acquiring Portfolio and the proposed Reorganization, including fee and expense information on an actual and pro forma basis, and comparative performance data of the Target Portfolio and the Acquiring Portfolio.

Based upon its evaluation of the relevant information presented to it, the Board, including a majority of Independent Trustees, has determined, with respect to the Target Portfolio and the Acquiring Portfolio, that participation in the Reorganization is in the best interests of the Target Portfolio and the Acquiring Portfolio, respectively, and that the interests of existing shareholders of the Target Portfolio and the Acquiring Portfolio will not be diluted as a result of the Reorganization. In reaching this conclusion, the Board considered that reorganizing the Target Portfolio into the Acquiring Portfolio, which has the same investment objective and similar investment strategies as the Target Portfolio, offers potential benefits to Target Portfolio shareholders. These potential benefits include consolidating the smaller Target Portfolio into the larger Acquiring Portfolio, improving overall scale and resulting in lower total net and gross annual fund operating expenses for shareholders of the Target Portfolio. In addition, the Acquiring Portfolio’s Class I-2 shares had a lower total annual expense ratio than Class I-2 shares of the Target Portfolio (after expense reimbursement arrangements for the Target Portfolio), based on the expenses of each Portfolio as of its most recent fiscal year end.

The Target Portfolio is significantly smaller than the Acquiring Portfolio, with the Target Portfolio having approximately $1.19 million in net assets, as of March 31, 2023, and the Acquiring Portfolio having approximately $155.5 million in net assets, as of March 31, 2023. FAM believes that by combining the Target Portfolio with the Acquiring Portfolio, Target Portfolio shareholders should benefit from more efficient portfolio management and certain operational efficiencies of a larger portfolio. The Reorganization should enable FAM to more efficiently manage the Target Portfolio through various measures, including trade orders and executions, and permit the Portfolios’ service providers—including FAM—to operate and service a single portfolio (and its shareholders), instead of having to operate and service both Portfolios.

The Board considered that the Reorganization presents an opportunity for the Acquiring Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a portfolio normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Portfolio. In addition, the Board considered that the Reorganization will reduce the amount of fees and expenses FAM has contractually agreed to waive or reimburse.

In determining whether to approve the Reorganization, the Board considered the potential benefits, risks, and costs of the Reorganization to shareholders of the Target Portfolio, including the following factors, among others:

•

The comparability of the Target Portfolio’s and the Acquiring Portfolio’s investment objective, principal investment strategies, risks, and fundamental investment restrictions, as well as shareholder services offered by the Target Portfolio and the Acquiring Portfolio. The Board noted that the Portfolios have the same investment objectives. The investment objective for the Target Portfolio and the Acquiring Portfolio is to seek long-term capital appreciation. The Portfolios have different principal investment strategies, but there are also similarities. Both Portfolios invest at least 80% of their net assets, plus any borrowings for investment purposes, in equity securities of companies with certain market capitalizations. Under normal circumstances, the Target Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Under normal circumstances, the Acquiring Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. The Portfolios have similar principal risks, but there are also differences. The Board also noted that, with the exception of these differences in the Portfolios’ investment strategies and risks, the Portfolios’ objectives, policies, restrictions, and services were the same or substantially similar;

•

The portfolio management of the Portfolios, noting that the Portfolios currently have the same investment adviser and the same service providers, with the exception of the Target Portfolio having WC as its sub-adviser and the Portfolios having different portfolio managers. The Board noted that following the Reorganization, the Combined Portfolio would be advised by FAM and WC would not serve as a sub-adviser. The Board also noted that the Target Portfolio and the Acquiring Portfolio each utilize the same administrator, transfer agent, custodian, distributor, and independent public accounting firm, and that those would remain the same immediately after the Reorganization;

•

The terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests, noting that the terms and conditions were reasonable and that there would be no dilution of shareholder interests;

•

Information regarding the fees and expenses, including the advisory fees and net and total annual expense ratios, of the Target Portfolio and the Acquiring Portfolio and the pro forma after Reorganization expense ratio of the Combined Portfolio, noting that after the Reorganization, the Combined Portfolio’s Class I-2 shares would have the same advisory fee rate and is expected to have a lower gross and net expense ratio, than the Target Portfolio’s Class I-2 shares;

•

The comparative performance of the Target Portfolio and the Acquiring Portfolio, noting that while Class I-2 shares of the Target Portfolio (inception date January 2, 2008) had a slightly better performance record for the 1-, 5-, and 10-year periods ended December 31, 2022 than Class I-2 shares of the Acquiring Portfolio (inception date 9/21/1988) for the 1-, 5-, and 10-year periods ended December 31, 2022, the Acquiring Portfolio’s performance over these periods only ranged from less than 1% to less than 3% lower than the Target Portfolio’s performance;

•

The relative asset size of each Portfolio, noting that the Target Portfolio is significantly smaller than the Acquiring Portfolio, and that by combining the Target Portfolio with the Acquiring Portfolio, Target Portfolio shareholders should benefit from more efficient portfolio management and certain operational efficiencies of a larger portfolio, which should enable FAM to more efficiently manage the Target Portfolio;

•	The expected tax consequences of the Reorganization, noting that the Reorganization is not expected to be a taxable event for U.S. federal income tax purposes based on an opinion of counsel;

•

The costs to be incurred in connection with the Reorganization, noting that the expenses relating to the Reorganization would be borne by FAM and/or its affiliates, and not the Target Portfolio or Acquiring Portfolio, except brokerage commissions and other transaction costs associated with portfolio sales, which will be borne by the Target Portfolio. The Board considered the reasonableness of such costs in light of the proposed benefits of the Reorganization to the Target Portfolio’s shareholders; and

•

The sale of portfolio securities in anticipation of the Reorganization may result in the realization of capital gains to the Target Portfolio that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date, and those distributions would be taxable to shareholders who hold shares in taxable accounts, although the need for such distributions may change depending on market conditions and on transactions entered into by the Target Portfolio prior to the Closing Date.

For the reasons described above, the Board, a majority of which is comprised of Independent Trustees, concluded that participating in the Reorganization is in the best interests of each Portfolio and that no dilution of value would result to the shareholders of the Portfolios from the Reorganization, and the Board approved the Reorganization for the Target Portfolio and the Acquiring Portfolio.

Plan of Reorganization

The following is a brief summary of the terms of the Plan, which is attached to this Prospectus/Information Statement as Exhibit A. The Plan provides that the Acquiring Portfolio will acquire all of the assets of the Target Portfolio in exchange for Class I-2 shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Target Portfolio’s stated liabilities on the Closing Date. The number of Class I-2 shares of the Acquiring Portfolio to be issued to the Target Portfolio will be determined on the basis of the relative NAV per share and aggregate net assets attributable to Class I-2 shares of the Target Portfolio and the Acquiring Portfolio, generally computed as of the scheduled close of trading on the floor of the NYSE (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Target Portfolio and the Acquiring Portfolio will be valued in accordance with the valuation practices of the Acquiring Portfolio, which are the same as those of the Target Portfolio and are described in the Portfolios’ Prospectus and SAI.

On or before the Closing Date, the Target Portfolio will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Target Portfolio shareholders all of the Target Portfolio’s previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforwards). Any such distribution will be taxable to Target Portfolio shareholders who hold shares in taxable accounts.

As soon as practicable after the Closing Date, the Target Portfolio will liquidate and distribute pro rata to holders of its Class I-2 shares of record, as of the close of business on the Closing Date, the Acquiring Portfolio Class I-2 shares received by it in the Reorganization in redemption of all outstanding shares of the Target Portfolio. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Portfolio in the name of each Target Portfolio shareholder, each account being credited with the respective pro rata number of Acquiring Portfolio shares due to the shareholder. After such distribution and the winding up of its affairs, the Target Portfolio will cease operations and will be terminated as a series of the Trust.

Under applicable legal and regulatory requirements, none of the Target Portfolio’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights (i.e., to demand the fair value of their shares in connection with the Reorganization). Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any Target Portfolio shareholder may redeem his or her Target Portfolio shares prior to the Reorganization without the imposition of any charges or fees. Completion of the Reorganization is subject to certain conditions set forth in the Plan, such as the filing of all tax returns and reports by each of the Target Portfolio and Acquiring Portfolio as of the Closing Date, confirmation that there have been no material adverse changes in the Target Portfolio’s or the Acquiring Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business and that the Trust, on behalf of the Target Portfolio and the Acquiring Portfolio, has received an opinion of counsel that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. The Board may choose to waive any of the conditions in the Plan if, in its judgment, such waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of the Target Portfolio or of the Acquiring Portfolio. As a result, it is not anticipated that the Board would waive the condition that it receive, on behalf of the Target Portfolio and the Acquiring Portfolio, an opinion of counsel regarding the tax-free nature of the Reorganization (see “Information About The Reorganization—Federal Income Tax Consequences”). The Board may also amend the Plan prior to the Reorganization. The Target Portfolio will provide its shareholders with information describing any material amendment to the Plan. The Board may also terminate or amend the Plan at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable.

The total expenses of the Reorganization, largely those for legal, accounting and printing and mailing expenses, are expected to be approximately $50,000, which will be borne by FAM and/or its affiliates. The Target Portfolio and the Acquiring Portfolio will not bear any costs directly associated with the Reorganization. The Portfolios, however, will bear their respective Portfolio transaction costs whether or not associated with the Reorganization.

Federal Income Tax Consequences

Each of the Target Portfolio and the Acquiring Portfolio has elected and qualified, and intends to so continuously qualify annually, for treatment as a regulated investment company (“RIC”) for U.S. federal income tax purposes.

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Target Portfolio and the Acquiring Portfolio will receive the opinion of Kirkland & Ellis LLP, counsel to the Trust, (which opinion will be subject to certain qualifications) substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative rules, regulations, pronouncements and court decisions, and certain facts, assumptions and representations, for U.S. federal income tax purposes, the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code.

As long as the Contracts qualify as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code and certain other requirements are met, the Reorganization, whether or not treated as tax-free for U.S. federal income tax purposes, will not create any tax liability for Contract owners. In addition, the Reorganization, whether or not treated as tax-free for U.S. federal income tax purposes, is not expected to be a taxable event for investors that hold shares in tax-advantaged accounts, such as tax-qualified retirement plans. Special tax rules apply to investments through such accounts. Persons investing through such accounts are urged to consult their tax advisers to determine the effect of the Reorganization in light of their particular tax situation. Contract owners who choose to redeem or exchange their investments by surrendering their Contracts or initiating a partial withdrawal may be subject to taxes and a 10% penalty. For a description of the tax consequences of investing in Contracts, Contract owners are urged to consult the applicable prospectus or other information provided by the Participating Insurance Company regarding their Contracts.

Although it is not expected to affect Contract owners or investors that hold shares in tax-advantaged accounts, as a result of the Reorganization, each Portfolio participating in the Reorganization may lose the benefit of certain tax losses that could have been used to offset or defer future gains of the combined Portfolio, and the combined Portfolio will have tax attributes that reflect a blending of the tax attributes of each Portfolio at the time of the Reorganization.

A portion of the portfolio assets of the Acquiring Portfolio or Target Portfolio may be sold at any time before or after the Reorganization in connection with the Reorganization. Estimated costs associated with the sale of such portfolio assets in connection with the Reorganization are approximately $799 and will be borne by the Target Portfolio. Any gains recognized in any such sales on a net basis, after reduction by any available losses as appropriate, will be distributed to shareholders during or with respect to the year of sale. Further, the Reorganization will end the tax year of the Target Portfolio, and will therefore accelerate any realized distributions to shareholders from the Target Portfolio for its short tax year ending on the date of the Reorganization.

The Target Portfolio and the Acquiring Portfolio have not sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Target Portfolio shareholders are urged to consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganization, Target Portfolio shareholders also are urged to consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Capital Loss Carryforwards

As of the Target Portfolio’s fiscal year end, December 31, 2022, the Target Portfolio was in a capital loss position and had capital loss carryforwards of $837,731. As a result of the Reorganization, the Acquiring Portfolio will inherit the Target Portfolio’s capital loss carryforwards. In addition to the other limitations on the use of losses under Sections 382, 383 and 384 of the Code, under Section 381 of the Code, only that percentage of the Acquiring Portfolio’s capital gain net income for the tax year of the Reorganization (excluding capital loss carryforwards), if any, equal to the percentage of its tax year that remains following the Reorganization can be reduced by the Target Portfolio’s capital loss carryforwards (as otherwise limited under Sections 382, 383 and 384 of the Code).

Sale of Target Portfolio Securities

In connection with the Reorganization, FAM and WC currently estimate that portfolio securities representing approximately 66.1% of the Target Portfolio’s net assets (approximately $753,629 of the Target Portfolio’s net assets), based on the net asset value of the Target Portfolio as of May 8, 2023, may be sold by the Target Portfolio before consummation of the Reorganization, subject to any restrictions imposed by the Code. Based on that assumption, FAM estimates that brokerage commissions and other transaction costs associated with such portfolio sales will be approximately $799, such cost to be borne by the Target Portfolio. The amount of the Target Portfolio’s portfolio securities that may ultimately be sold by the Target Portfolio in connection with the Reorganization, as well as the related transaction costs associated with such sale, will be dependent upon market conditions and portfolio holdings at the time the Target Portfolio’s portfolio is repositioned and may be higher or lower than the amounts stated above. The tax impact of the sale of such portfolio securities will depend on the difference between the price at which such securities are sold and the Target Portfolio’s tax basis in such securities. Any capital gains recognized as a result of these sales on a net basis will be distributed to the Target Portfolio’s shareholders as capital gain dividends and/or ordinary dividends during or with respect to the Target Portfolio’s taxable year that ends on the Closing Date, and such distributions will be taxable to Target Portfolio shareholders. Based on the above assumptions, FAM currently estimates that the Target Portfolio would recognize approximately $37,985 in capital losses (less than $1 per share) as a result of the sale of such portfolio securities before consummation of the Reorganization. The Target Portfolio and the Acquiring Portfolio also may buy and sell securities in the normal course of their operations, the transaction costs of which would be borne by the respective Portfolio. Any sales of portfolio securities by the Portfolios will be subject to any restrictions imposed by the Code with respect to the tax-free nature of the Reorganization.

COMPARISON OF TARGET PORTFOLIO, ACQUIRING PORTFOLIO AND COMBINED PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in the Acquiring Portfolio’s and the Target Portfolio’s Prospectus , which is incorporated herein by reference.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The Target Portfolio and the Acquiring Portfolio have the same investment objective. The investment objective of the Target Portfolio and the Acquiring Portfolio is to seek long-term capital appreciation. The investment objective of the Target Portfolio and the Acquiring Portfolio is non-fundamental, meaning that it can be changed by the Board without shareholder approval. Each Portfolio will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective.

The Portfolios have different principal investment strategies, but there are also similarities. Both Portfolios invest at least 80% of their net assets, plus any borrowings for investment purposes, in equity securities of companies with certain market capitalizations.

FAM serves as the investment adviser to each of the Portfolios. WC serves as the sub-adviser to the Target Portfolio. As of Closing Date, the Combined Portfolio will be managed by FAM according to the investment objective and principal investment strategies of the Acquiring Portfolio.

	Target Portfolio	Acquiring Portfolio
Investment Objective:	Seeks long-term capital appreciation	Seeks long-term capital appreciation

Principal Investment Strategies:	FAM believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies	FAM believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies

Target Portfolio	Acquiring Portfolio
undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.	undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

The Target Portfolio is sub-advised by WC, an affiliate of FAM. Subject to the general supervision by the Board, FAM oversees WC and evaluates its performance results. FAM reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of WC. WC is primarily responsible for the day-to-day management of the Target Portfolio, including purchases and sales of individual securities.

Under normal circumstances, the Target Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2022, the market capitalization of the companies in these indexes ranged from $6.1 million to $52.8 billion. Because of the Target Portfolio’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted	The Acquiring Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an “Index” and together, the “Indexes”) with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2022, the market capitalization of the companies in the Indexes ranged from $6.1 million to $30.3 billion. Because of the Acquiring Portfolio’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.

Target Portfolio	Acquiring Portfolio
Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.	Equity securities include common or preferred stocks that are listed on U.S. exchanges.

As a focus fund, the Target Portfolio intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Target Portfolio will own approximately 50 holdings. Target Portfolio holdings may occasionally exceed this number for a variety of reasons.	The Acquiring Portfolio focuses on small, fast-growing companies that FAM believes offer innovative products, services or technologies to a rapidly-expanding marketplace.

The Target Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.	The Acquiring Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Target Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, consumer discretionary, industrials, and financials sectors.	The Acquiring Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the consumer discretionary, information technology and health care sectors.

The Target Portfolio can invest in foreign securities, including emerging market securities.	The Acquiring Portfolio can invest in foreign securities.

The Target Portfolio invests in cash (and cash equivalents) when the Target Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Target Portfolio’s net assets.	The Acquiring Portfolio invests in cash (and cash equivalents) when the Acquiring Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Acquiring Portfolio’s net assets.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. The Portfolios have similar principal risks, but there are also differences, as noted below. Both Portfolios are subject to investment risk, market risk, equity securities risk, growth securities risk, small cap securities risk, sector risk, information technology sector risk, health care sector risk, consumer discretionary sector risk, foreign securities risk and cash positions risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to mid cap securities risk, small number of holdings risk, industrials sector risk, financials sector risk and emerging markets risk. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete.

An investment in a Portfolio involves risks. Each Portfolio’s share price may go down, which means you could lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks	Target Portfolio	Acquiring Portfolio
Investment Risk. An investment in a Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.	X	X
Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by a Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on a Portfolio and its investments.	X	X
Equity Securities Risk. As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.	X	X
Growth Securities Risk. Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.	X	X
Small Cap Securities Risk. There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, a Portfolio’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few	X	X

Principal Risks	Target Portfolio	Acquiring Portfolio
securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Mid Cap Securities Risk. There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to a Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.	X

Foreign Securities Risk. Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investment in securities denominated in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

	X	X
Emerging Markets Securities Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many	X

Principal Risks	Target Portfolio	Acquiring Portfolio

emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Portfolio’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by a Portfolio may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Principal Risks	Target Portfolio	Acquiring Portfolio
Small Number of Holdings Risk. A Portfolio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a Portfolio has a small number of holdings. Generally, the more broadly a Portfolio invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.	X
Sector Risk. A Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make a Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly a Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.	X	X
Information Technology Sector Risk. A Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.	X	X
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.	X	X

Principal Risks	Target Portfolio	Acquiring Portfolio
Health Care Sector Risk. A Portfolio may be more susceptible to particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the health care sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.	X	X

Industrials Sector Risk. A Portfolio may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.	X
Financials Sector Risk. A Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.	X

Cash Position Risk. A Portfolio may hold up to 15% of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Manager will determine the amount of a Portfolio’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent a Portfolio holds assets in cash and is otherwise uninvested, the ability of a Portfolio to meet its objective may be limited. If a Portfolio holds a large cash position, a Portfolio may under-perform relative to equity securities.	X	X

Principal Risks	Target Portfolio	Acquiring Portfolio
Temporary Defensive Investments. In times of adverse or unstable market, economic or political conditions, a Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Portfolio’s investment objective. A Portfolio may also hold these types of securities in an amount up to 15% of net assets, pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. A Portfolio may not achieve its investment objective while in a temporary defensive position.	X	X

In addition to the investment risks of investing in the Acquiring Portfolio, an investment in the Acquiring Portfolio is subject to the following risks:

Tax consequences. The sale of securities in anticipation of the Reorganization may result in the realization of capital gains to the Target Portfolio that, to the extent not offset by capital losses, would be distributed to shareholders prior to the Closing Date, and those distributions would be taxable to shareholders who hold shares in taxable accounts. The Manager estimates that brokerage commissions and other transaction costs associated with such portfolio sales will be approximately $799, such cost to be borne by the Target Portfolio. Certain tax attributes of the Target Portfolio will carry over to the Acquiring Portfolio, including the ability of the Acquiring Portfolio, subject to limitations, to utilize the Target Portfolio’s capital loss carryforwards, if any.

Risk that efficiencies are not realized. By combining the Target Portfolio with the Acquiring Portfolio, the Manager believes the Reorganization will enable Target Portfolio shareholders to benefit from the spreading of fixed costs across a larger asset base, which may result in a reduction of shareholder expenses, permitting FAM to more efficiently manage the Combined Portfolio’s portfolio through various measures, including trade orders and executions, and also permitting the Portfolios’ service providers—including FAM—to operate and service a single portfolio (and its shareholders), instead of having to operate and service both Portfolios. However, these desired efficiencies may not ultimately be realized.

Performance of the Target Portfolio

The following bar chart and the table beneath it provide some indication of the risks of investing in the Target Portfolio by showing changes in the Target Portfolio’s performance from year to year and by showing how the Target Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2500 Growth Index is an index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation. From August 30, 2017 to October 30, 2019, the Target Portfolio was named “Alger SMid Cap Focus Portfolio.” Prior to August 30, 2017, the Target Portfolio followed different investment strategies under the name “Alger SMid Cap Growth Portfolio” and prior to March 1, 2017 was managed by different Portfolio managers. Accordingly, performance prior to those dates does not reflect the Target Portfolio’s current investment strategies and investment personnel. The performance numbers do not reflect fees, expenses, or charges that may be imposed by Plans or Contracts. If they did, the performance numbers would be lower. Remember that the Target Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Target Portfolio’s website www.alger.com.

Year-by-Year Total Returns as of 12/31 each year (%)

32.22	4.90	-0.41	3.82	36.91	-3.19	38.31	58.82	6.85	-37.71
‘13	‘14	‘15	‘16	‘17	‘18	‘19	‘20	‘21	‘22

Best Quarter:	Q2 2020	41.03%
Worst Quarter:	Q2 2022	-25.99%

Average Annual Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Class I-2 (Inception 1/2/2008)	-37.71%	7.20%	10.76%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	-26.21%	5.97%	10.62%

Performance of the Acquiring Portfolio

The following bar chart and the table beneath it provide some indication of the risks of investing in the Acquiring Portfolio by showing changes in the Acquiring Portfolio’s performance from year to year and by showing how the Acquiring Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by Plans or Contracts. If they did, the performance numbers would be lower. Remember that the Acquiring Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Acquiring Portfolio’s website www.alger.com.

Year-by-Year Total Returns as of 12/31 each year (%)

34.26	0.44	-3.32	6.24	28.73	1.44	29.34	67.15	-6.06	-38.01
‘13	‘14	‘15	‘16	‘17	‘18	‘19	‘20	‘21	‘22

Best Quarter:	Q2 2020	41.25%
Worst Quarter:	Q2 2022	-24.62%

Average Annual Total Returns as of 12/31/22

	1 Year	5 Years	10 Years
Class I-2 (Inception 9/21/1988)	-38.01%	5.01%	8.58%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	-26.36%	3.51%	9.20%

Capitalizations of the Target Portfolio and the Acquiring Portfolio Before and After Reorganization

Each of the Target Portfolio and the Acquiring Portfolio has classified and issued one class of shares—Class I-2 shares of beneficial interest. Target Portfolio shareholders will receive Class I-2 shares of the Acquiring Portfolio in the Reorganization. The following table sets forth, as of March 31, 2023, (1) the capitalization of the Target Portfolio’s Class I-2 shares, (2) the capitalization of the Acquiring Portfolio’s Class I-2 shares and (3) the pro forma capitalization of the Combined Portfolio’s Class I-2 shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Target Portfolio Alger Weatherbie Specialized Growth Portfolio Class I-2	Acquiring Portfolio Alger Small Cap Growth Portfolio Class I-2	Adjustments		Combined Portfolio Pro Forma After Reorganization Alger Small Cap Growth Portfolio Class I-2
Total net assets	$1,191,124	$155,261,097			$156,452,221
Net asset value per share	$1.31	$15.10			$15.10
Shares outstanding	910,314.261	10,280,814.690	(831,431.877	)*	10,359,697.074

*	Adjustment to reflect the exchange of shares outstanding from the Target Portfolio to the Acquiring Portfolio.

As of March 31, 2023, the Target Portfolio’s total net assets (attributable to Class I-2 shares) and the Acquiring Portfolio’s total net assets (attributable to Class I-2 shares) were $1,191,124 and $155,261,097, respectively. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable.

MANAGEMENT OF TARGET PORTFOLIO, ACQUIRING PORTFOLIO AND COMBINED PORTFOLIO

This section provides more information about: (i) FAM, (ii) WC, as sub-adviser to the Target Portfolio, and (iii) certain other service providers.

Investment Adviser

The investment adviser for Acquiring Portfolio and the Target Portfolio is Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004. FAM has been an investment adviser since 1964, and manages investments totaling (at December 31, 2022) approximately $21.7 billion. FAM is responsible for providing a continuous investment program for each Portfolio, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of portfolio assets. FAM also arranges for transfer agency, custody and all other services necessary for each Portfolio to operate. These advisory responsibilities are subject to the supervision of the Board. A discussion of the Trustees’ basis for the approval of the investment advisory agreement between the Trust, on behalf of each Portfolio, and FAM, and the Sub-Investment Advisory Agreement between FAM and WC, is available in each Portfolio’s annual report to shareholders for its fiscal year ended December 31, 2022.

Sub-Adviser

The sub-adviser of the Target Portfolio is Weatherbie Capital, LLC, located at 265 Franklin Street, Suite 1603, Boston, MA 02110. WC had approximately $2.9 billion in assets under management as of December 31, 2022. FAM pays a sub-advisory fee to WC out of its own resources at no additional charge to the Target Portfolio. FAM and WC are affiliates and both wholly-owned subsidiaries of Alger Group Holdings, LLC. WC will not serve as sub-adviser to the Combined Portfolio after the Reorganization.

Portfolio Managers

Dan C. Chung and Amy Y. Zhang are the portfolio managers jointly and primarily responsible for day-to-day management of the Acquiring Portfolio, positions they have held since February 2015 and January 2016, respectively. H. George Dai, Joshua D. Bennett and Edward Minn are the portfolio managers jointly and primarily responsible for day-to-day management of the Target Portfolio, positions they have held since March 2017, March 2017 and July 2020, respectively.

Mr. Chung has been employed by FAM since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006. Ms. Zhang has been employed by FAM since 2015 as portfolio manager. She became an Executive Vice President in 2020 and was previously Senior Vice President. Prior to joining FAM, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

Mr. Chung and Ms. Zhang will manage the Combined Portfolio after the Reorganization.

Trustees

The Target Portfolio and the Acquiring Portfolio, as series of the Trust, have the same Trustees. Currently, four of the five Trustees are Independent Trustees.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP is the independent registered public accounting firm for the Acquiring Portfolio and the Target Portfolio.

Administrator

Pursuant to a separate Fund Administration Agreement, FAM also provides administrative services to each Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Trust’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of each Portfolio; preparation of the periodic updating of the Trust’s Registration Statement, including the Prospectus and SAI, for the purpose of filings with the Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Portfolio’s investment portfolio and the publication of the net asset value of each Portfolio’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to each Portfolio, including the Portfolios’ custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for each Portfolio; supervising compliance by each Portfolio with recordkeeping and periodic reporting requirements under the 1940 Act; preparation of materials for meetings of the Board and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to securities in the Portfolios; arranging for the Portfolios the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. Each Portfolio pays FAM an administrative fee at the annual rate of 0.0275% of the Portfolio’s average daily net assets.

Pursuant to a separate Shareholder Administrative Services Agreement, FAM also supervises UMB as the Portfolios’ transfer agent and provides certain shareholder administrative services to the Portfolios. Each Portfolio pays FAM a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to its Class I-2 shares.

Other Service Providers

Fred Alger & Company, LLC, an affiliate of FAM and WC, located at 100 Pearl Street, 27th Floor, New York, New York 10004, serves as distributor (i.e., principal underwriter) of the Target Portfolio’s and the Acquiring Portfolio’s shares pursuant to a distribution agreement between the Trust and FAC.

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Target Portfolio’s and the Acquiring Portfolio’s custodian.

UMB Fund Services, Inc., located at 235 W. Galena Street, Milwaukee, Wisconsin 53212, serves as the Target Portfolio’s and the Acquiring Portfolio’s transfer agent.

ADDITIONAL INFORMATION ABOUT TARGET PORTFOLIO AND ACQUIRING PORTFOLIO

Information about the Target Portfolio and the Acquiring Portfolio, each a series of the Trust, is incorporated by reference into this Prospectus/Information Statement from the Target Portfolio’s and the Acquiring Portfolio’s Prospectus and SAI, forming a part of the Trust’s Registration Statement on Form N-1A (File No.  033-21722). The Target Portfolio’s and the Acquiring Portfolio’s Prospectus and SAI, each dated May 1, 2023, are incorporated herein by reference to the definitive versions thereof filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on April 14, 2023.

The Target Portfolio and the Acquiring Portfolio are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Target Portfolio and the Acquiring Portfolio can be viewed on-line or downloaded from www.sec.gov or www.alger.com.

Ownership of Shares

To the knowledge of the Target Portfolio and the Acquiring Portfolio, the following table shows the persons owning as of May 1, 2023, either of record or beneficially, 5% or more of the outstanding Class I-2 shares of the Target Portfolio and the outstanding Class I-2 shares of the Acquiring Portfolio, respectively, and the percentage of the Combined Portfolio’s shares to be owned by these persons if the Reorganization had been consummated as of that date.

	Percentage of Outstanding Share Class
Name and Address	Before Reorganization Target Portfolio	Pro Forma After Reorganization Combined Portfolio
Target Portfolio—Class I-2 Shares
New York Life P.O. Box 300730 Tampa, FL 33630	85.20%	0.64%
MLPF&S For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246	9.62%	0.07%

Name and Address	Before Reorganization Acquiring Portfolio	Pro Forma After Reorganization Combined Portfolio
Acquiring Portfolio—Class I-2 Shares
MetLife Investors USA Insurance Co. 4700 Westown Parkway, Suite 200 West Des Moines, IA 50266	26.40%	26.20%
Nationwide Life Insurance Company c/o Portfolio Accounting P.O. Box 182029 Columbus, OH 43218	14.99%	14.87%
GE Life and Annuity Insurance Company 6610 W Broad Street Richmond, VA 23230	8.84%	8.77%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a Portfolio’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Portfolio.

As of May 1, 2023, the Trustees and officers of the Trust, as a group, owned less than 1% of the Acquiring Portfolio’s outstanding shares.

EXHIBIT A: PLAN OF REORGANIZATION

PLAN OF REORGANIZATION dated as of May 23, 2023 (the “Plan”), adopted with respect to ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO (the “Target Portfolio”) and ALGER SMALL CAP GROWTH PORTFOLIO (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each, a “Portfolio”), each a series of THE ALGER PORTFOLIOS (the “Trust”), a Massachusetts business trust.

This Plan is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Target Portfolio to the Acquiring Portfolio in exchange solely for the Acquiring Portfolio’s Class I-2 shares of beneficial interest (“Acquiring Portfolio Shares”), and the assumption by the Acquiring Portfolio of the liabilities of the Target Portfolio as described herein, and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in liquidation of the Target Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

The Target Portfolio and the Acquiring Portfolio are each diversified series of the Trust, a registered, open-end management investment company, and the Target Portfolio owns securities which are assets of the character in which the Acquiring Portfolio is permitted to invest.

Both the Target Portfolio and the Acquiring Portfolio are authorized to issue their shares of beneficial interest and the Trust’s Board of Trustees (the “Board”) has determined that the Reorganization is in the best interests of each Portfolio and that the interests of each Portfolio’s existing shareholders will not be diluted as a result of the Reorganization.

1. THE REORGANIZATION.

1.1 Subject to the terms and conditions contained herein, the Target Portfolio shall assign, transfer and convey to the Acquiring Portfolio all of the assets of the Target Portfolio, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Acquiring Portfolio shall, in exchange therefor, (a) deliver to the Target Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, determined as set forth in paragraph 2.3; and (b) assume the stated liabilities of the Target Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) as of the close of business on the closing date (the “Closing Date”), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Portfolio Shares, the Acquiring Portfolio shall credit the Acquiring Portfolio Shares to the Target Portfolio’s account on the books of the Acquiring Portfolio and shall deliver a confirmation thereof to the Target Portfolio.

1.2 The assets of the Target Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other assets belonging to the Target Portfolio, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Target Portfolio approved by Fred Alger Management, LLC (“FAM”), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied from the Target Portfolio’s prior audited period (the “Assets”).

1.3 The Target Portfolio will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date. The Acquiring Portfolio shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Target Portfolio approved by FAM, as of the Valuation Date, in accordance with GAAP consistently applied from the Target Portfolio’s prior audited period. The Acquiring Portfolio shall assume only those liabilities of the Target Portfolio reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

1.4 Delivery of the Target Portfolio’s Assets shall be made on the Closing Date to Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, the Acquiring Portfolio’s and the Target Portfolio’s custodian (the “Custodian”), for the account of the Acquiring Portfolio, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Portfolio free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Portfolio.

1.5 The Target Portfolio will pay or cause to be paid to the Acquiring Portfolio any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring Portfolio hereunder. The Target Portfolio will transfer to the Acquiring Portfolio any distributions, rights or other assets received by the Target Portfolio after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Acquiring Portfolio on the Closing Date and shall not be separately valued.

1.6 As soon after the Closing Date as is practicable, the Target Portfolio will distribute pro rata to holders of record of the Target Portfolio’s Class I-2 shares, determined as of the close of business on the Closing Date (“Target Portfolio Shareholders”), Acquiring Portfolio Shares received by the Target Portfolio pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the Commonwealth of Massachusetts and federal securities laws. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Target Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Target Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding shares of the Target Portfolio simultaneously will be canceled on the books of the Target Portfolio and will be null and void. Acquiring Portfolio Shares distributed to Target Portfolio Shareholders will be reflected on the books of the Acquiring Portfolio as uncertificated, book-entry shares; the Acquiring Portfolio will not issue share certificates in the Reorganization.

1.7 Ownership of Acquiring Portfolio Shares will be shown on the books of UMB Fund Services, Inc., the Acquiring Portfolio’s and the Target Portfolio’s transfer agent (the “Transfer Agent”). Acquiring Portfolio Shares will be issued in the manner described in the Acquiring Portfolio’s then-current prospectus and statement of additional information.

1.8 Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquiring Portfolio Shares on the books of the Target Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.9 Any reporting responsibility of the Target Portfolio, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Portfolio up to and including the Closing Date and such later date on which the Target Portfolio’s existence is terminated. After the Closing Date, the Target Portfolio shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, as required to be filed by the Target Portfolio with respect to the Target Portfolio’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause any such required tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

2. VALUATION.

2.1 The value of the Target Portfolio’s Assets to be acquired, and the amount of the Target Portfolio’s liabilities to be assumed, by the Acquiring Portfolio hereunder shall be computed as of the scheduled close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust, as amended (the “Trust Agreement”), and the then-current prospectus or statement of additional information of the Acquiring Portfolio, which are and shall be consistent with the policies currently in effect for the Target Portfolio, or such other valuation procedures as FAM, pursuant to the Board’s designation as its “valuation designee” pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), may determine.

2.2 The net asset value of an Acquiring Portfolio Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Trust Agreement and the then-current prospectus or statement of additional information of the Acquiring Portfolio, which are and shall be consistent with the policies currently in effect for the Target Portfolio.

2.3 The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Target Portfolio’s net assets shall be determined by dividing the value of the net assets of the Class I-2 shares of the Target Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4 All computations of value shall be made in accordance with the regular practices of the Target Portfolio and the Acquiring Portfolio.

3. CLOSING AND CLOSING DATE.

3.1 The Closing Date shall be September 29, 2023, or such other date as the Trust’s officers, pursuant to the Board’s delegation, may determine. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Valuation Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004, or such other time and/or place, including by virtual means, as the Trust’s officers, pursuant to the Board’s delegation, may determine.

3.2 The Trust shall direct the Custodian to deliver at the Closing a certificate of an authorized officer stating that the Target Portfolio’s Assets have been delivered in proper form to the Acquiring Portfolio on the Closing Date. The Target Portfolio’s portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f 6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian. The cash to be transferred by the Target Portfolio shall be delivered to the Custodian for the account of the Acquiring Portfolio by wire transfer of federal portfolios on the Closing Date.

3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Target Portfolio shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Target Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as FAM, pursuant to the Board’s designation as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, may determine.

3.4 The Trust shall direct the Transfer Agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Trust shall direct the Transfer Agent to issue and deliver to the Secretary of the Trust a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Acquiring Portfolio Shares have been credited to the Target Portfolio’s account on the books of the Acquiring Portfolio.

3.5 At the Closing, each Portfolio shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

3.6 If the Target Portfolio is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Target Portfolio by the Target Portfolio’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Portfolio shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Portfolio or the Custodian, including broker confirmation slips.

4. CONDITIONS PRECEDENT.

4.1 The Trust’s obligation to implement this Plan on the Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Closing:

(a) The Target Portfolio is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Plan.

(b) The Trust is registered under the 1940 Act, as an open-end management investment company, and the Target Portfolio’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect. The Target Portfolio is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectus and statement of additional information of the Target Portfolio conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Target Portfolio is not, and the Trust’s adoption and performance of this Plan on its behalf will not result, in material violation of the Trust Agreement or the Trust’s By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Target Portfolio, is a party or by which the Target Portfolio is bound, nor will the Trust’s adoption and performance of this Plan on the Target Portfolio’s behalf result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Target Portfolio, is a party or by which the Target Portfolio is bound.

(e) The Target Portfolio has no material contracts or other commitments that will be terminated with liability to the Target Portfolio on or prior to the Closing Date.

(f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Portfolio of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and by state securities laws.

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust’s knowledge threatened against the Target Portfolio or any of the Target Portfolio’s properties or assets which, if adversely determined, would materially and adversely affect the Target Portfolio’s financial condition or the conduct of the Target Portfolio’s business. The Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Portfolio’s business or the Trust’s ability to consummate the transactions contemplated herein on the Target Portfolio’s behalf.

(h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedules of Investments (indicating their fair value) of the Target Portfolio for each of the Target Portfolio’s fiscal periods or years ended December 31, 2020, 2021 and 2022 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Target Portfolio as of such dates, and there are no known contingent liabilities of the Target Portfolio as of such dates not disclosed therein.

(i) Since December 31, 2022, there has not been any material adverse change in the Target Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.3 and 4.1(h) hereof.

(j) At the Closing Date, all federal and other tax returns and reports of the Target Portfolio required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns. The Target Portfolio (1) is in compliance in all material respects with all applicable regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder.

(k) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(l) All issued and outstanding shares of the Target Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Portfolio. All of the issued and outstanding shares of the Target Portfolio will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in paragraph 3.4. The Target Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Portfolio’s shares, nor is there outstanding any security convertible into any of the Target Portfolio’s shares.

(m) On the Closing Date, the Target Portfolio will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(n) The Trust’s adoption and performance of this Plan on the Target Portfolio’s behalf will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust’s Board and this Plan will constitute the valid and legally binding obligation of the Trust, on behalf of the Target Portfolio, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(o) The Registration Statement on Form N-14 and the Prospectus/Information Statement contained therein, as amended or supplemented (the “Registration Statement”), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Trust and the Target Portfolio, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Trust and the Target Portfolio, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 The Trust’s obligation to implement this Plan on the Target Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Closing:

(a) The Acquiring Portfolio is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Plan.

(b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Portfolio Shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquiring Portfolio is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectus and statement of additional information of the Acquiring Portfolio conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Portfolio is not, and the Trust’s adoption and performance of this Plan on its behalf will not result, in material violation of the Trust Agreement or the Trust’s By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which the Acquiring Portfolio is bound, nor will the Trust’s adoption and performance of this Plan on the Acquiring Portfolio’s behalf result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which the Acquiring Portfolio is bound.

(e) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust’s knowledge threatened against the Acquiring Portfolio or any of the Acquiring Portfolio’s properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business. The Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated herein on the Acquiring Portfolio’s behalf.

(g) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedules of Investments (indicating their fair value) of the Acquiring Portfolio for each of the Acquiring Portfolio’s fiscal periods or years ended December 31, 2020, 2021 and 2022 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Target Portfolio) fairly reflect the financial condition of the Acquiring Portfolio as of such dates.

(h) Since December 31, 2022, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(g) hereof.

(i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns. The Acquiring Portfolio (1) is in compliance in all material respects with all applicable regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder.

(j) For each taxable year of its operation, the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements for its taxable year in which the Reorganization occurs.

(k) All issued and outstanding shares of the Acquiring Portfolio are, and at the Closing Date (including the Acquiring Portfolio Shares to be issued pursuant to paragraph 1.1 of this Plan) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Portfolio. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares.

(l) The Trust’s adoption and performance of this Plan on the Acquiring Portfolio’s behalf will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust’s Board and this Plan will constitute the valid and legally binding obligation of the Trust, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(m) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Acquiring Portfolio, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Acquiring Portfolio, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n) No consideration other than the Acquiring Portfolio Shares (and the Acquiring Portfolio’s assumption of the Target Portfolio’s stated liabilities) will be issued in exchange for the Target Portfolio’s Assets in the Reorganization.

(o) The Acquiring Portfolio does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Target Portfolio.

5. COVENANTS OF THE TRUST, ON BEHALF OF THE ACQUIRING PORTFOLIO AND THE TARGET PORTFOLIO.

5.1 The Acquiring Portfolio and the Target Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

5.2 Subject to the provisions of this Plan, the Trust will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.3 Neither the Acquiring Portfolio nor the Target Portfolio shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

5.4 The Trust will prepare the Registration Statement in compliance with the 1933 Act, the 1934 Act and the 1940 Act, which will include the Prospectus/Information Statement to be mailed to Target Portfolio shareholders.

5.5 The Trust, on behalf of the Acquiring Portfolio, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.6 The Trust, on behalf of the Target Portfolio, covenants that the Target Portfolio is not acquiring the Acquiring Portfolio Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.7 As soon as is reasonably practicable after the Closing, the Target Portfolio will make a liquidating distribution to Target Portfolio Shareholders consisting of the Acquiring Portfolio Shares received at the Closing.

6. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST.

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Target Portfolio or the Acquiring Portfolio, the Trust shall, at its option, not be required to consummate the transactions contemplated by this Plan.

6.1 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein.

6.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Portfolio or the Acquiring Portfolio, provided that the Trust may waive any of such conditions.

6.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.4 The Target Portfolio shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Target Portfolio shareholders all of the Target Portfolio’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods ending on or prior to the Closing Date; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or prior to the Closing Date (after reduction for any capital loss carryforwards).

6.5 The Trust, on behalf of the Target Portfolio and the Acquiring Portfolio, has received an opinion of Kirkland & Ellis LLP substantially to the effect that based on the facts, assumptions and conditions stated herein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes, the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in separate letters addressed to counsel and the certificates delivered pursuant to this Plan.

Notwithstanding anything in this Plan to the contrary, the Board may not waive the condition set forth in this paragraph 6.5.

7. TERMINATION AND AMENDMENT OF PLAN; EXPENSES.

7.1 This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board at any time prior to the Closing Date if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable.

7.2 If this Plan is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 7, this Plan shall become void and have no effect, without any liability on the part of the Target Portfolio, the Acquiring Portfolio, the Trustees or officers of the Trust or the shareholders of the Target Portfolio or the Acquiring Portfolio, as the case may be, in respect of this Plan.

7.3 The Board may amend, modify or supplement this Plan in any manner at any time prior to the Closing Date.

7.4 FAM has informed the Trust’s Board that all expenses directly incurred in connection with the Reorganization will be borne by FAM and/or its affiliates.

8. WAIVER.

At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Trust’s Board if, in its judgment, such waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of the Target Portfolio or of the Acquiring Portfolio, as the case may be.

9. LIABILITY OF THE TRUST

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Target Portfolio and the Acquiring Portfolio; (ii) any liability of the Trust under this Plan with respect to the Acquiring Portfolio, or in connection with the transactions contemplated herein with respect to the Acquiring Portfolio, shall be discharged only out of the assets of the Acquiring Portfolio; (iii) any liability of the Trust under this Plan with respect to the Target Portfolio, or in connection with the transactions contemplated herein with respect to the Target Fund, shall be discharged only out of the assets of the Target Portfolio; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Target Portfolio nor the Acquiring Portfolio shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust, or from the trustees, officers, employees or agents of the Trust.

10. MISCELLANEOUS.

10.1 This Plan shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization and delivery of this Plan by the Trust, on behalf of the Target Portfolio and the Acquiring Portfolio, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

10.2 This Plan shall bind and inure to the benefit of the Trust and its successors and assigns. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the Trust and its successors and assigns, any rights or remedies under or by reason of this Plan.

10.3 It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees or officers of the Trust, or shareholders, nominees, agents, or employees of the Target Portfolio or the Acquiring Portfolio personally, but shall bind only the property of the Target Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Trust Agreement, copies of which are on file at the Trust’s principal offices and at the office of the Secretary of the Commonwealth of Massachusetts. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Target Portfolio or the Acquiring Portfolio, as the case may be.

10.4 The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

10.5 The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE ALGER PORTFOLIOS, on behalf of its series, Alger Weatherbie Specialized Growth Portfolio

By:	/s/ Hal Liebes
Name: Hal Liebes
Title: President and Principal Executive Officer

THE ALGER PORTFOLIOS, on behalf of its series, Alger Small Cap Growth Portfolio

By:	/s/ Hal Liebes
Name: Hal Liebes
Title: President and Principal Executive Officer

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JUNE 2, 2023

STATEMENT OF ADDITIONAL INFORMATION

[•], 2023

Acquisition of the Assets of

ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

(A Series of The Alger Portfolios)

100 Pearl Street, 27th Floor

New York, New York 10004

By and in Exchange for

Class I-2 Shares of

ALGER SMALL CAP GROWTH PORTFOLIO

(A Series of The Alger Portfolios)

100 Pearl Street, 27th Floor

New York, New York 10004

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [•], 2023 relating specifically to the transfer of all of the assets and liabilities of Alger Weatherbie Specialized Growth Portfolio (the “Target Portfolio”), a series of The Alger Portfolios (the “Trust”), in exchange for Class I-2 shares of Alger Small Cap Growth Portfolio (the “Acquiring Portfolio”), a series of the Trust. The transfer is expected to occur on or about September 29, 2023 (the “Closing Date”), pursuant to a Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Trust’s Statement of Additional Information dated May 1, 2023 (the “SAI”).

2.	The Annual Report for the Target Portfolio and the Acquiring Portfolio for their fiscal years ended December 31, 2022.

DOCUMENTS INCORPORATED BY REFERENCE

The SAI is incorporated herein by reference to the definitive version thereof filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on April 14, 2023. The financial statements of the Acquiring Portfolio and the Target Portfolio (File No. 811-05550) are incorporated herein by reference to the Acquiring Portfolio’s Annual Report and the Target Portfolio’s Annual Report for their fiscal years ended December 31, 2022, filed on February 28, 2023.

S-1

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of the Acquiring Portfolio and the Target Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the Reorganization, are included in “Summary—Comparison of Advisory Fees and Total Annual Fund Operating Expenses” in the Prospectus/Information Statement.

The Reorganization will not result in a material change in the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. However, it is currently anticipated that, in advance of the Reorganization, 66.1% of the Target Portfolio’s holdings, based on the net asset value of the Target Portfolio as of May 8, 2023, will be aligned or sold and the proceeds invested in securities that the Acquiring Portfolio wishes to hold. The Target Portfolio will bear the transaction costs related to the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. Fred Alger Management, LLC currently estimates such transaction costs to be $799 (0.07% of the Target Portfolio’s net assets).

There are no material differences in accounting policies of the Target Portfolio as compared to those of the Acquiring Portfolio.

S-2

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 67 to The Alger Portfolio’s (“Registrant”) Registration Statement on Form N-1A (the “Registration Statement”), filed with the SEC on April 14, 2023.

Item 16.	EXHIBITS

Exhibit No.	Description of Exhibit

(1)	Charter:

(1-a)	Amended and Restated Declaration of Trust, dated September 13, 2012 (incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement, filed with the SEC on April 12, 2013)

(1-b)	Certificate of Amendment to Declaration of Trust, dated August 7, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(1-c)	Certificate of Amendment to Declaration of Trust, dated October 31, 2019 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(1-d)	Certificate of Amendment to Declaration of Trust (Alger Weatherbie Specialized Growth Portfolio) (to be filed by amendment)

(2)	Amended and Restated By-laws of Registrant (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(3)	Not Applicable

(4)	Plan of Reorganization (filed herein)

(5)	Reference is made to Exhibits (1) and (2) hereof

(6)	Investment Advisory Contracts:

(6-a)	Investment Advisory Agreement between Registrant and Fred Alger Management, LLC (“FAM”), dated January 17, 2007 (incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement, filed with the SEC on April 12, 2007)

(6-b)	Amendment to Investment Advisory Agreement, dated September 17, 2019 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(6-c)	Amendment to Investment Advisory Agreement, dated September 29, 2020 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(6-d)	Contract to Support Fee Waiver/Expense Reimbursement for Alger Large Cap Growth Portfolio, dated September 17, 2018 (incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, filed with the SEC on April 15, 2019)

(6-e)	Contract to Support Fee Waiver/Expense Reimbursement for Alger Mid Cap Growth Portfolio, dated September 22, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(6-f)	Contract to Support Fee Waiver/Expense Reimbursement, dated March 28, 2023 (incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement, filed with the SEC on April 14, 2023)

(6-g)	Form of Sub-Advisory Agreement between FAM and Weatherbie Capital, LLC (incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement, filed with the SEC on February 6, 2017)

(6-h)	Amendment to Sub-Advisory Agreement, dated September 29, 2020 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(6-i)	Amendment to Sub-Advisory Agreement, dated September 22, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(6-j)	Amendment to Sub-Advisory Agreement, dated December 6, 2022 (incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement, filed with the SEC on April 14, 2023)

(7)	Underwriting Contracts:

(7-a)	Amended and Restated Distribution Agreement between Registrant and Fred Alger & Company, LLC (“FAC”), dated May 19, 2015 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(7-b)	Amendment to Amended and Restated Distribution Agreement, dated September 29, 2020 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(8)	Bonus or Profit Sharing Contracts: Not applicable.

(9)	Custodian Agreements:

(9-a)	Custodian Agreement between Brown Brothers Harriman & Co. (“BBH”) and Registrant, dated February 29, 2008 (incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed with the SEC on March 12, 2008)

(9-b)	Amendment to Custodian Agreement, dated January 6, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(9-c)	Amendment to Custodian Agreement, dated November 15, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(9-d)	Amendment to Custodian Agreement, dated December 20, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(9-e)	Amendment to Custodian Agreement, dated October 15, 2018 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(9-f)	Amendment to Custodian Agreement, dated January 4, 2021 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(9-g)	Amendment to Custodian Agreement, dated December 7, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(9-h)	Amendment to Custodian Agreement, dated January 18, 2023 (incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement, filed with the SEC on April 14, 2023)

(10-a)	Rule 12b-1 Plan: Class S Distribution Plan, dated September 13, 2022 (incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement, filed with the SEC on April 14, 2023)

(10-b)	Rule 18f-3 Plan: Rule 18f-3 Multiple Class Plan dated March 23, 2022 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(11)	Opinion and Consent of Massachusetts counsel (filed herewith)

(12)	Opinion and Consent of counsel regarding tax matters (to be filed by amendment)

(13)	Other Material Contracts:

(13-a)	Shareholder Administrative Services Agreement among Alger Shareholder Services, Inc., Registrant, et al., effective February 28, 2005 (incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed with the SEC on April 11, 2005)

(13-b)	Amendment No. 1 to Shareholder Administrative Services Agreement, effective June 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-c)	Amendment No. 2 to Shareholder Administrative Services Agreement, effective June 30, 2010 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-d)	Amendment No. 3 to the Shareholder Administrative Services Agreement, effective December 29, 2010 (incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed with the SEC on April 13, 2012)

(13-e)	Amendment No. 4 to Shareholder Administrative Services Agreement, effective August 1, 2016 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-f)	Amendment No. 5 to Shareholder Administrative Services Agreement, effective December 28, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-g)	Amendment No. 6 to Shareholder Administrative Services Agreement, effective September 29, 2020 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(13-h)	Amendment No. 7 to Shareholder Administrative Services Agreement, effective September 22, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(13-i)	Transfer Agency Agreement Between Certain Investment Companies Managed by FAM (including Registrant) and UMB Fund Services, Inc., dated October 5, 2019 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-j)	Amendment to Transfer Agency Agreement, dated October 1, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(13-k)	Amendment to Transfer Agency Agreement, dated October 5, 2022 (incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement, filed with the SEC on April 14, 2023)

(13-l)	Fund Administration Agreement for Registrant, dated September 29, 2020 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(13-m)	Accounting Agency Agreement between BBH and Registrant dated February 29, 2008 (incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed with the SEC on March 12, 2008)

(13-n)	Amendment to the Accounting Agency Agreement, dated June 1, 2009 (incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed with the SEC on April 13, 2012)

(13-o)	Amendment to the Accounting Agency Agreement, dated October 24, 2011 (incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed with the SEC on April 13, 2012)

(13-p)	Amendment to the Accounting Agency Agreement, dated January 6, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-q)	Amendment to the Accounting Agency Agreement, dated August 17, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-r)	Amendment to the Accounting Agency Agreement, dated June 1, 2018 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-s)	Amendment to the Accounting Agency Agreement, dated October 15, 2018 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(13-t)	Amendment to the Accounting Agency Agreement, dated December 7, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(14)	Consent of Independent Registered Public Accounting Firm of Registrant (filed herewith)

(15)	Not Applicable

(16)	Power of Attorney (filed herewith)

(17)	Not Applicable

(18)	Not Applicable

Item 17.	UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 2nd day of June, 2023.

THE ALGER PORTFOLIOS

By:	/s/ Hal Liebes
Hal Liebes

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the date indicated have signed this Registration Statement.

Signature	Title	Date

/s/ Hal Liebes	President (Principal Executive Officer)	June 2, 2023
Hal Liebes

/s/ Michael D. Martins	Treasurer (Principal Financial Officer)	June 2, 2023
Michael D. Martins

*	Trustee	June 2, 2023
Charles F. Baird

*	Trustee	June 2, 2023
Roger P. Cheever

*	Trustee	June 2, 2023
Hilary M. Alger

*	Trustee	June 2, 2023
David Rosenberg

*	Trustee	June 2, 2023
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Attorney-in-Fact, Hal Liebes

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(11)	Opinion and Consent of Massachusetts counsel

(14)	Consent of Independent Registered Public Accounting Firm of Registrant

(16)	Power of Attorney